Commitment and contingent liabilities - Other commitments Narrative (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other commitments narrative [abstract]
Outstanding non-cancellable contracts with future commitment	€ 6,384	€ 11,640	€ 6,383
Committed expenditures in property, plant and equipment		€ 0	€ 0